Schedule of Investments (unaudited) January 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond
1.50%, 06/21/31(a)	AUD	4,650	$3,277,554
2.00%, 12/21/21(a)	AUD	1,400	960,557
2.25%, 11/21/22	AUD	5,450	3,812,684
2.25%, 05/21/28(a)	AUD	3,100	2,295,296
2.50%, 05/21/30(a)	AUD	3,139	2,413,377
2.75%, 04/21/24(a)	AUD	3,050	2,217,990
2.75%, 11/21/27(a)	AUD	3,109	2,373,224
2.75%, 11/21/28(a)	AUD	2,820	2,176,387
2.75%, 11/21/29(a)	AUD	3,151	2,459,961
2.75%, 06/21/35(a)	AUD	831	678,618
2.75%, 05/21/41(a)	AUD	555	459,701
3.00%, 03/21/47(a)	AUD	1,586	1,403,811
3.25%, 04/21/25(a)	AUD	3,428	2,590,500
3.25%, 04/21/29(a)	AUD	3,681	2,962,490
3.25%, 06/21/39(a)	AUD	974	861,631
3.75%, 04/21/37(a)	AUD	1,171	1,084,389
4.25%, 04/21/26(a)	AUD	3,614	2,926,399
4.50%, 04/21/33(a)	AUD	1,555	1,482,761
4.75%, 04/21/27(a)	AUD	3,318	2,826,699
5.50%, 04/21/23(a)	AUD	2,785	2,151,967
5.75%, 05/15/21(a)	AUD	2,237	1,593,208
5.75%, 07/15/22(a)	AUD	2,791	2,100,401

			45,109,605

Austria — 4.8%
Republic of Austria Government Bond 0.00%, 09/20/22(b)(c)	EUR	940	1,058,896
0.00%, 07/15/23(b)(c)	EUR	1,310	1,481,648
0.00%, 07/15/24(b)(c)	EUR	2,200	2,496,432
0.50%, 04/20/27(b)	EUR	1,350	1,592,118
0.50%, 02/20/29(b)	EUR	4,850	5,747,243
0.75%, 10/20/26(b)	EUR	1,724	2,061,183
0.75%, 02/20/28(b)	EUR	1,602	1,931,922
1.20%, 10/20/25(b)	EUR	1,621	1,971,002
1.50%, 02/20/47(b)	EUR	1,092	1,579,409
1.50%, 11/02/86(b)	EUR	363	575,819
1.65%, 10/21/24(b)	EUR	1,585	1,940,754
1.75%, 10/20/23(b)	EUR	1,894	2,283,637
2.10%, 09/20/2117(b)	EUR	1,087	2,246,484
2.40%, 05/23/34(b)	EUR	1,260	1,871,784
3.15%, 06/20/44(b)	EUR	1,145	2,140,870
3.40%, 11/22/22(b)	EUR	1,626	2,006,813
3.50%, 09/15/21(b)	EUR	2,041	2,412,181
3.65%, 04/20/22(b)	EUR	1,290	1,565,674
3.80%, 01/26/62(b)	EUR	691	1,728,105
4.15%, 03/15/37(b)	EUR	2,486	4,658,157
4.85%, 03/15/26(b)	EUR	1,440	2,120,510
6.25%, 07/15/27	EUR	1,486	2,473,999

			47,944,640

Belgium — 4.7%
Kingdom of Belgium Government Bond
0.20%, 10/22/23(b)	EUR	927	1,056,785
0.50%, 10/22/24(b)	EUR	1,475	1,712,565
0.80%, 06/22/25(b)	EUR	1,567	1,855,330
0.80%, 06/22/27(b)	EUR	1,382	1,659,416
0.80%, 06/22/28(b)	EUR	1,404	1,696,117
0.90%, 06/22/29(b)	EUR	4,675	5,713,426
1.00%, 06/22/26(b)	EUR	1,360	1,642,042

Security		Par (000)	Value

Belgium (continued)
1.00%, 06/22/31(b)	EUR	980	$1,216,361
1.45%, 06/22/37(b)	EUR	595	791,057
1.60%, 06/22/47(b)	EUR	1,113	1,564,581
1.70%, 06/22/50(b)	EUR	704	1,010,379
1.90%, 06/22/38(b)	EUR	670	953,511
2.15%, 06/22/66(b)	EUR	643	1,090,467
2.25%, 06/22/23(a)	EUR	1,180	1,434,521
2.25%, 06/22/57(b)	EUR	491	816,189
2.60%, 06/22/24(b)	EUR	1,305	1,647,079
3.00%, 06/22/34(b)	EUR	700	1,098,526
3.75%, 06/22/45(a)	EUR	984	1,940,926
4.00%, 03/28/22	EUR	1,222	1,489,520
4.00%, 03/28/32(a)	EUR	814	1,345,355
4.25%, 09/28/21(b)	EUR	1,493	1,787,734
4.25%, 09/28/22(b)	EUR	1,534	1,921,025
4.25%, 03/28/41(b)	EUR	1,619	3,200,851
4.50%, 03/28/26(b)	EUR	930	1,345,998
5.00%, 03/28/35(b)	EUR	1,753	3,354,212
5.50%, 03/28/28	EUR	1,767	2,895,159
Series 86, 1.25%, 04/22/33(a)	EUR	684	878,684

			47,117,816

Canada — 4.7%
Canadian Government Bond
0.50%, 03/01/22	CAD	2,388	1,770,069
0.75%, 03/01/21	CAD	2,274	1,704,688
1.00%, 09/01/22	CAD	3,780	2,827,304
1.00%, 06/01/27	CAD	2,038	1,509,712
1.50%, 06/01/23	CAD	1,921	1,457,131
1.50%, 06/01/26	CAD	1,725	1,320,941
1.75%, 03/01/23	CAD	5,580	4,264,604
2.00%, 09/01/23	CAD	1,800	1,391,739
2.00%, 06/01/28	CAD	2,025	1,617,137
2.00%, 12/01/51	CAD	1,485	1,285,046
2.25%, 03/01/24	CAD	3,500	2,747,786
2.25%, 06/01/25	CAD	1,700	1,348,046
2.25%, 06/01/29	CAD	5,775	4,739,207
2.50%, 06/01/24	CAD	1,775	1,408,471
2.75%, 06/01/22	CAD	1,588	1,237,104
2.75%, 12/01/48	CAD	2,272	2,245,768
2.75%, 12/01/64	CAD	635	690,729
3.25%, 06/01/21	CAD	1,471	1,137,493
3.50%, 12/01/45	CAD	2,492	2,712,192
4.00%, 06/01/41	CAD	1,830	2,027,868
5.00%, 06/01/37	CAD	1,692	1,983,781
5.75%, 06/01/29	CAD	1,480	1,550,623
5.75%, 06/01/33	CAD	1,650	1,917,583
8.00%, 06/01/27	CAD	520	575,533
9.00%, 06/01/25	CAD	20	21,071
Canadian When Issued Government Bond, 1.50%, 06/01/30	CAD	1,000	752,758

			46,244,384

Denmark — 2.9%
Denmark Government Bond
0.25%, 11/15/22(b)	DKK	6,637	1,010,114
0.50%, 11/15/27	DKK	29,110	4,674,280
0.50%, 11/15/29(b)	DKK	25,200	4,084,072
1.50%, 11/15/23	DKK	16,746	2,689,187
1.75%, 11/15/25	DKK	19,612	3,309,408

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Denmark (continued)
3.00%, 11/15/21	DKK	17,745	$2,806,426
4.50%, 11/15/39	DKK	34,974	10,053,031

			28,626,518

Finland — 3.3%
Finland Government Bond
0.00%, 04/15/22(b)(c)	EUR	1,333	1,497,912
0.00%, 09/15/23(b)(c)	EUR	1,485	1,681,685
0.00%, 09/15/24(b)(c)	EUR	3,175	3,607,344
0.50%, 04/15/26(b)	EUR	1,552	1,820,577
0.50%, 09/15/27(b)	EUR	1,544	1,823,307
0.50%, 09/15/28(b)	EUR	1,236	1,464,644
0.50%, 09/15/29(b)	EUR	1,500	1,780,822
0.75%, 04/15/31(b)	EUR	1,253	1,529,737
0.88%, 09/15/25(b)	EUR	1,063	1,269,113
1.13%, 04/15/34(b)	EUR	1,407	1,809,792
1.38%, 04/15/47(b)	EUR	1,265	1,811,080
1.50%, 04/15/23(b)	EUR	1,501	1,777,136
1.63%, 09/15/22(b)	EUR	1,310	1,538,266
2.00%, 04/15/24(b)	EUR	1,337	1,643,935
2.63%, 07/04/42(b)	EUR	1,271	2,174,590
2.75%, 07/04/28(b)	EUR	1,342	1,876,823
3.50%, 04/15/21(b)	EUR	1,619	1,882,988
4.00%, 07/04/25(b)	EUR	1,600	2,214,131

			33,203,882

France — 7.8%
French Republic Government Bond OAT
0.00%, 02/25/21(a)(c)	EUR	1,050	1,170,941
0.00%, 05/25/21(a)(c)	EUR	1,086	1,212,726
0.00%, 02/25/22(a)(c)	EUR	1,000	1,122,385
0.00%, 05/25/22(a)(c)	EUR	1,150	1,292,910
0.00%, 03/25/23(a)(c)	EUR	1,150	1,298,899
0.00%, 03/25/24(a)(c)	EUR	1,100	1,248,155
0.00%, 03/25/25(a)(c)	EUR	1,119	1,272,814
0.00%, 11/25/29(a)(c)	EUR	5,350	6,031,441
0.25%, 11/25/20(a)	EUR	743	828,864
0.25%, 11/25/26(a)	EUR	1,230	1,423,198
0.50%, 05/25/25(a)	EUR	1,403	1,638,609
0.50%, 05/25/26(a)	EUR	1,246	1,462,286
0.50%, 05/25/29(a)	EUR	2,625	3,104,512
0.75%, 05/25/28(a)	EUR	1,201	1,448,604
0.75%, 11/25/28(a)	EUR	925	1,117,753
1.00%, 11/25/25(a)	EUR	1,200	1,444,207
1.00%, 05/25/27(a)	EUR	1,230	1,499,940
1.25%, 05/25/34(a)	EUR	900	1,162,048
1.25%, 05/25/36(b)	EUR	1,133	1,467,535
1.50%, 05/25/31(a)	EUR	1,737	2,273,166
1.50%, 05/25/50(b)	EUR	977	1,347,110
1.75%, 05/25/23(a)	EUR	1,415	1,691,513
1.75%, 11/25/24(a)	EUR	1,370	1,688,133
1.75%, 06/25/39(b)	EUR	700	987,905
1.75%, 05/25/66(b)	EUR	407	624,010
2.00%, 05/25/48(b)	EUR	982	1,497,327
2.25%, 10/25/22(a)	EUR	1,313	1,569,647
2.25%, 05/25/24(a)	EUR	1,456	1,812,328
2.50%, 10/25/20(a)	EUR	1,016	1,150,473
2.50%, 05/25/30(a)	EUR	1,508	2,133,410
2.75%, 10/25/27(a)	EUR	1,539	2,119,925
3.00%, 04/25/22(a)	EUR	1,730	2,073,040
3.25%, 10/25/21(a)	EUR	1,500	1,773,841

Security		Par (000)	Value

France (continued)
3.25%, 05/25/45(a)	EUR	912	$1,677,727
3.50%, 04/25/26(a)	EUR	1,354	1,874,193
3.75%, 04/25/21(a)	EUR	1,420	1,657,834
4.00%, 10/25/38(a)	EUR	1,017	1,902,223
4.00%, 04/25/55(a)	EUR	733	1,659,970
4.00%, 04/25/60(a)	EUR	447	1,066,205
4.25%, 10/25/23(a)	EUR	1,715	2,248,367
4.50%, 04/25/41(a)	EUR	1,304	2,677,035
4.75%, 04/25/35(a)	EUR	1,207	2,277,126
5.50%, 04/25/29(a)	EUR	1,320	2,250,409
5.75%, 10/25/32(a)	EUR	1,168	2,252,156
6.00%, 10/25/25(a)	EUR	1,123	1,712,195
8.50%, 04/25/23(a)	EUR	435	625,231

			77,870,326

Germany — 4.8%
Bundesobligation
0.00%, 10/08/21(a)(c)	EUR	730	817,958
0.00%, 04/08/22(a)(c)	EUR	661	743,472
0.00%, 10/07/22(a)(c)	EUR	655	739,387
0.00%, 04/14/23(a)(c)	EUR	600	679,828
0.00%, 10/13/23(a)(c)	EUR	600	682,148
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	904	1,042,517
0.00%, 08/15/29(a)(c)	EUR	2,500	2,896,752
0.00%, 08/15/50(a)(c)	EUR	275	298,063
0.25%, 02/15/27(a)	EUR	945	1,110,713
0.25%, 08/15/28(a)	EUR	800	946,979
0.25%, 02/15/29(a)	EUR	886	1,049,968
0.50%, 02/15/25(a)	EUR	854	1,002,970
0.50%, 02/15/26(a)	EUR	1,010	1,197,117
0.50%, 08/15/27(a)	EUR	950	1,140,077
0.50%, 02/15/28(a)	EUR	825	993,587
1.00%, 08/15/24(a)	EUR	685	817,896
1.00%, 08/15/25(a)	EUR	850	1,029,639
1.25%, 08/15/48(a)	EUR	650	967,295
1.50%, 09/04/22(a)	EUR	655	767,384
1.50%, 02/15/23(a)	EUR	769	909,764
1.50%, 05/15/23(a)	EUR	641	762,248
1.50%, 05/15/24(a)	EUR	755	916,319
1.75%, 07/04/22(a)	EUR	1,028	1,206,832
1.75%, 02/15/24(a)	EUR	739	900,790
2.00%, 01/04/22(a)	EUR	755	880,308
2.00%, 08/15/23(a)	EUR	803	975,883
2.50%, 07/04/44(a)	EUR	1,107	1,989,213
2.50%, 08/15/46(a)	EUR	1,146	2,109,809
3.25%, 07/04/42(a)	EUR	560	1,089,378
4.00%, 01/04/37(a)	EUR	836	1,600,178
4.25%, 07/04/39(a)	EUR	554	1,149,111
4.75%, 07/04/28(a)	EUR	464	748,346
4.75%, 07/04/34(a)	EUR	790	1,530,170
4.75%, 07/04/40(a)	EUR	618	1,380,040
5.50%, 01/04/31(a)	EUR	667	1,230,837
5.63%, 01/04/28(a)	EUR	565	939,356
6.25%, 01/04/24(a)	EUR	285	402,841
6.25%, 01/04/30(a)	EUR	375	699,874
6.50%, 07/04/27(a)	EUR	450	765,449

2

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Bundesschatzanweisungen 0.00%, 09/10/21(a)(c)	EUR	5,000	$5,599,403
0.00%, 12/10/21(a)(c)	EUR	1,000	1,121,964

			47,831,863

Ireland — 4.2%
Ireland Government Bond 0.00%, 10/18/22(a)(c)	EUR	2,750	3,090,186
0.80%, 03/15/22(a)	EUR	1,880	2,141,960
0.90%, 05/15/28(a)	EUR	2,250	2,723,347
1.00%, 05/15/26(a)	EUR	2,974	3,572,634
1.10%, 05/15/29(a)	EUR	5,300	6,555,370
1.30%, 05/15/33(a)	EUR	1,245	1,594,392
1.35%, 03/18/31(a)	EUR	1,545	1,971,392
1.50%, 05/15/50(a)	EUR	1,236	1,688,062
1.70%, 05/15/37(a)	EUR	1,560	2,132,465
2.00%, 02/18/45(a)	EUR	2,258	3,384,382
2.40%, 05/15/30(a)	EUR	2,754	3,836,038
3.40%, 03/18/24(a)	EUR	2,110	2,716,406
3.90%, 03/20/23(a)	EUR	1,933	2,440,677
5.40%, 03/13/25	EUR	3,018	4,346,182

			42,193,493

Italy — 7.1%
Italy Buoni Poliennali Del Tesoro 0.05%, 04/15/21	EUR	600	667,440
0.05%, 01/15/23(b)	EUR	389	431,677
0.35%, 11/01/21	EUR	615	687,980
0.35%, 02/01/25(a)	EUR	358	397,166
0.45%, 06/01/21(a)	EUR	695	777,320
0.65%, 10/15/23	EUR	566	640,113
0.85%, 01/15/27(b)	EUR	2,500	2,822,249
0.90%, 08/01/22(a)	EUR	600	681,332
0.95%, 03/01/23	EUR	490	558,317
0.95%, 03/15/23	EUR	630	718,154
1.00%, 07/15/22(a)	EUR	687	781,702
1.20%, 04/01/22	EUR	700	798,194
1.25%, 12/01/26(a)	EUR	657	762,614
1.35%, 04/15/22	EUR	743	849,814
1.35%, 04/01/30(a)	EUR	2,200	2,535,450
1.45%, 09/15/22	EUR	790	910,320
1.45%, 11/15/24(a)	EUR	550	643,629
1.45%, 05/15/25(a)	EUR	600	702,227
1.50%, 06/01/25	EUR	800	939,017
1.60%, 06/01/26	EUR	770	912,829
1.65%, 03/01/32(b)	EUR	985	1,156,294
1.75%, 07/01/24(a)	EUR	697	823,469
1.85%, 05/15/24	EUR	650	770,624
2.00%, 12/01/25	EUR	750	906,390
2.00%, 02/01/28(a)	EUR	650	793,493
2.05%, 08/01/27	EUR	668	816,173
2.10%, 07/15/26(a)	EUR	675	822,805
2.15%, 12/15/21	EUR	746	862,909
2.20%, 06/01/27	EUR	740	912,068
2.25%, 09/01/36(b)	EUR	600	741,030
2.30%, 10/15/21(a)	EUR	600	693,050
2.45%, 10/01/23(a)	EUR	704	846,113
2.45%, 09/01/33(b)	EUR	600	762,521
2.50%, 12/01/24	EUR	835	1,022,754
2.50%, 11/15/25(a)	EUR	650	804,838
2.70%, 03/01/47(b)	EUR	699	911,395

Security		Par (000)	Value

Italy (continued)
2.80%, 12/01/28(a)	EUR	750	$973,389
2.80%, 03/01/67(b)	EUR	371	483,337
2.95%, 09/01/38(b)	EUR	727	980,346
3.00%, 08/01/29(a)	EUR	400	529,782
3.10%, 03/01/40(b)	EUR	281	386,725
3.25%, 09/01/46(b)	EUR	575	821,301
3.35%, 03/01/35(b)	EUR	500	699,067
3.45%, 03/01/48(b)	EUR	687	1,017,669
3.50%, 03/01/30(b)	EUR	1,043	1,440,857
3.75%, 03/01/21	EUR	883	1,021,554
3.75%, 05/01/21(b)	EUR	203	236,226
3.75%, 08/01/21(b)	EUR	1,001	1,174,969
3.75%, 09/01/24	EUR	747	958,359
3.85%, 09/01/49(b)	EUR	537	847,377
4.00%, 02/01/37(b)	EUR	998	1,514,110
4.50%, 05/01/23	EUR	747	946,629
4.50%, 03/01/24	EUR	1,097	1,427,243
4.50%, 03/01/26(b)	EUR	925	1,272,743
4.75%, 09/01/21	EUR	874	1,044,398
4.75%, 08/01/23(b)	EUR	970	1,249,875
4.75%, 09/01/28(b)	EUR	1,056	1,557,647
4.75%, 09/01/44(b)	EUR	596	1,036,534
5.00%, 03/01/22	EUR	739	906,975
5.00%, 03/01/25(b)	EUR	929	1,270,937
5.00%, 08/01/34(b)	EUR	947	1,550,027
5.00%, 08/01/39(b)	EUR	789	1,363,263
5.00%, 09/01/40(b)	EUR	952	1,651,004
5.25%, 11/01/29	EUR	1,109	1,727,353
5.50%, 09/01/22	EUR	738	935,504
5.50%, 11/01/22(a)	EUR	1,007	1,284,784
5.75%, 02/01/33	EUR	722	1,230,873
6.00%, 05/01/31(a)	EUR	1,035	1,746,929
6.50%, 11/01/27	EUR	959	1,528,539
7.25%, 11/01/26	EUR	433	691,250
9.00%, 11/01/23	EUR	697	1,028,156

			70,399,201

Japan — 22.9%
Japan Government Five Year Bond 0.10%, 12/20/20	JPY	6,000	55,483
0.10%, 03/20/21	JPY	36,750	340,015
0.10%, 06/20/21	JPY	70,950	656,856
0.10%, 09/20/21	JPY	92,850	860,164
0.10%, 12/20/21	JPY	69,300	642,412
0.10%, 03/20/22	JPY	69,400	643,921
0.10%, 06/20/22	JPY	80,000	742,856
0.10%, 09/20/22	JPY	83,200	773,207
0.10%, 12/20/22	JPY	68,000	632,475
0.10%, 03/20/23	JPY	114,000	1,060,820
0.10%, 06/20/23	JPY	59,000	549,407
0.10%, 09/20/23	JPY	84,000	782,750
0.10%, 12/20/23	JPY	123,550	1,152,092
0.10%, 03/20/24	JPY	77,350	722,031
0.10%, 06/20/24	JPY	168,700	1,574,964
0.10%, 09/20/24	JPY	195,000	1,821,487
Japan Government Forty Year Bond 0.40%, 03/20/56	JPY	88,750	821,501
0.50%, 03/20/59	JPY	85,050	814,851
0.80%, 03/20/58	JPY	112,000	1,183,975
0.90%, 03/20/57	JPY	116,950	1,268,954
1.40%, 03/20/55	JPY	53,400	657,098

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
1.70%, 03/20/54	JPY	52,950	$694,884
1.90%, 03/20/53	JPY	53,800	730,709
2.00%, 03/20/52	JPY	90,100	1,238,057
2.20%, 03/20/49	JPY	61,100	849,836
2.20%, 03/20/50	JPY	56,150	786,665
2.20%, 03/20/51	JPY	83,450	1,183,760
2.40%, 03/20/48	JPY	38,900	555,819
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	42,600	399,591
0.10%, 06/20/26	JPY	45,000	422,357
0.10%, 09/20/26	JPY	70,450	661,620
0.10%, 12/20/26	JPY	78,500	738,161
0.10%, 03/20/27	JPY	63,000	592,183
0.10%, 06/20/27	JPY	70,050	659,001
0.10%, 09/20/27	JPY	66,250	623,301
0.10%, 12/20/27	JPY	56,000	526,876
0.10%, 03/20/28	JPY	65,150	612,387
0.10%, 06/20/28	JPY	80,400	755,531
0.10%, 09/20/28	JPY	101,000	948,814
0.10%, 12/20/28	JPY	86,000	807,599
0.10%, 03/20/29	JPY	211,400	1,984,568
0.10%, 06/20/29	JPY	158,350	1,486,198
0.10%, 09/20/29	JPY	1,096,500	10,288,597
0.30%, 12/20/24	JPY	48,550	458,368
0.30%, 12/20/25	JPY	41,550	394,028
0.40%, 03/20/25	JPY	48,200	457,883
0.40%, 06/20/25	JPY	85,250	810,648
0.40%, 09/20/25	JPY	47,950	456,654
0.50%, 09/20/24	JPY	81,900	779,125
0.50%, 12/20/24	JPY	43,850	417,976
0.60%, 03/20/23	JPY	199,750	1,887,696
0.60%, 09/20/23	JPY	30,250	286,979
0.60%, 12/20/23	JPY	187,000	1,777,436
0.60%, 03/20/24	JPY	79,700	758,924
0.60%, 06/20/24	JPY	83,050	792,233
0.70%, 12/20/22	JPY	94,050	889,572
0.80%, 06/20/22	JPY	175,700	1,658,163
0.80%, 09/20/22	JPY	290,450	2,748,027
0.80%, 12/20/22	JPY	206,850	1,962,007
0.80%, 06/20/23	JPY	207,100	1,973,913
0.80%, 09/20/23	JPY	101,800	972,625
0.90%, 03/20/22	JPY	71,650	675,917
0.90%, 06/20/22	JPY	101,100	956,357
1.00%, 09/20/21	JPY	179,050	1,682,973
1.00%, 12/20/21	JPY	174,650	1,646,304
1.00%, 03/20/22	JPY	198,800	1,879,305
1.10%, 03/20/21	JPY	37,350	349,443
1.10%, 06/20/21	JPY	82,450	773,814
1.10%, 09/20/21	JPY	77,750	731,984
1.10%, 12/20/21	JPY	102,550	968,446
1.20%, 12/20/20	JPY	93,850	876,234
1.20%, 06/20/21	JPY	123,400	1,159,699
1.30%, 03/20/21	JPY	180,050	1,688,269
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	59,950	549,564
0.40%, 06/20/49	JPY	219,400	2,047,565
0.40%, 09/20/49	JPY	258,000	2,399,446
0.50%, 09/20/46	JPY	96,500	929,716
0.50%, 03/20/49	JPY	106,050	1,016,342
0.60%, 12/20/46	JPY	69,350	683,646

Security		Par (000)	Value

Japan (continued)
0.70%, 06/20/48	JPY	117,300	$1,185,121
0.70%, 12/20/48	JPY	106,650	1,077,137
0.80%, 03/20/46	JPY	59,700	617,061
0.80%, 03/20/47	JPY	65,650	678,863
0.80%, 06/20/47	JPY	73,900	764,228
0.80%, 09/20/47	JPY	77,450	800,997
0.80%, 12/20/47	JPY	89,950	930,298
0.80%, 03/20/48	JPY	116,000	1,199,707
0.90%, 09/20/48	JPY	87,000	923,162
1.10%, 03/20/33	JPY	29,000	304,665
1.40%, 09/20/45	JPY	37,500	439,025
1.40%, 12/20/45	JPY	42,650	499,873
1.50%, 12/20/44	JPY	45,050	535,276
1.50%, 03/20/45	JPY	66,250	788,178
1.60%, 06/20/45	JPY	40,650	493,152
1.70%, 06/20/33	JPY	32,550	366,343
1.70%, 12/20/43	JPY	62,400	763,303
1.70%, 03/20/44	JPY	76,600	938,529
1.70%, 06/20/44	JPY	51,600	633,273
1.70%, 09/20/44	JPY	55,650	684,102
1.80%, 11/22/32	JPY	26,000	294,129
1.80%, 03/20/43	JPY	82,500	1,020,660
1.80%, 09/20/43	JPY	60,650	753,138
1.90%, 09/20/42	JPY	168,500	2,110,195
1.90%, 06/20/43	JPY	75,150	946,785
2.00%, 12/20/33	JPY	39,750	464,509
2.00%, 09/20/40	JPY	145,300	1,811,662
2.00%, 09/20/41	JPY	143,650	1,807,643
2.00%, 03/20/42	JPY	134,550	1,700,567
2.10%, 09/20/33	JPY	25,550	300,971
2.20%, 09/20/39	JPY	108,400	1,377,611
2.20%, 03/20/41	JPY	127,000	1,641,339
2.30%, 05/20/32	JPY	24,800	293,106
2.30%, 03/20/35	JPY	58,200	713,784
2.30%, 06/20/35	JPY	35,550	437,332
2.30%, 12/20/35	JPY	45,650	564,921
2.30%, 12/20/36	JPY	43,100	539,381
2.30%, 03/20/39	JPY	116,050	1,488,130
2.30%, 03/20/40	JPY	124,950	1,620,298
2.40%, 11/20/31	JPY	22,600	267,714
2.40%, 03/20/34	JPY	43,200	529,150
2.40%, 12/20/34	JPY	42,600	526,713
2.40%, 03/20/37	JPY	82,150	1,043,457
2.40%, 09/20/38	JPY	101,200	1,308,518
2.50%, 06/20/34	JPY	54,500	676,859
2.50%, 09/20/34	JPY	39,700	494,674
2.50%, 09/20/35	JPY	36,550	461,363
2.50%, 03/20/36	JPY	52,000	660,506
2.50%, 06/20/36	JPY	53,500	681,686
2.50%, 09/20/36	JPY	36,900	471,609
2.50%, 09/20/37	JPY	75,800	981,830
2.50%, 03/20/38	JPY	101,800	1,325,941
Japan Government Twenty Year Bond 0.20%, 06/20/36	JPY	80,600	750,137
0.30%, 06/20/39	JPY	250,600	2,344,498
0.30%, 09/20/39	JPY	455,000	4,252,278
0.40%, 03/20/36	JPY	62,000	595,597
0.40%, 03/20/39	JPY	139,100	1,326,240
0.50%, 09/20/36	JPY	78,700	767,075
0.50%, 03/20/38	JPY	116,550	1,133,401

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.50%, 06/20/38	JPY	148,000	$1,438,543
0.50%, 12/20/38	JPY	152,200	1,477,822
0.60%, 12/20/36	JPY	118,050	1,170,087
0.60%, 06/20/37	JPY	87,050	861,159
0.60%, 09/20/37	JPY	116,950	1,158,699
0.60%, 12/20/37	JPY	100,400	994,561
0.70%, 03/20/37	JPY	98,500	991,352
0.70%, 09/20/38	JPY	121,000	1,217,770
0.80%, 06/20/23	JPY	31,950	304,522
1.00%, 03/20/23	JPY	39,500	377,864
1.00%, 12/20/35	JPY	101,250	1,061,880
1.20%, 12/20/34	JPY	87,450	937,628
1.20%, 03/20/35	JPY	95,250	1,022,471
1.20%, 09/20/35	JPY	78,850	848,599
1.30%, 06/20/35	JPY	77,300	841,645
1.40%, 12/20/22	JPY	27,000	260,496
1.40%, 09/20/34	JPY	122,350	1,342,954
1.50%, 06/20/32	JPY	50,900	555,173
1.50%, 03/20/33	JPY	59,400	652,663
1.50%, 03/20/34	JPY	93,350	1,033,434
1.50%, 06/20/34	JPY	96,000	1,064,667
1.60%, 06/20/30	JPY	60,800	656,922
1.60%, 03/20/32	JPY	46,700	514,103
1.60%, 06/20/32	JPY	50,100	552,152
1.60%, 03/20/33	JPY	79,100	878,650
1.60%, 12/20/33	JPY	87,850	981,989
1.70%, 12/20/22	JPY	36,000	350,208
1.70%, 09/20/31	JPY	50,400	557,625
1.70%, 12/20/31	JPY	66,600	737,888
1.70%, 03/20/32	JPY	38,300	425,913
1.70%, 06/20/32	JPY	40,750	453,745
1.70%, 09/20/32	JPY	129,450	1,446,732
1.70%, 12/20/32	JPY	102,050	1,143,269
1.70%, 06/20/33	JPY	103,350	1,163,182
1.70%, 09/20/33	JPY	92,600	1,044,568
1.80%, 06/20/23	JPY	33,000	324,870
1.80%, 12/20/23	JPY	25,000	248,429
1.80%, 06/20/30	JPY	72,100	792,877
1.80%, 09/20/30	JPY	48,850	539,421
1.80%, 06/20/31	JPY	45,800	509,617
1.80%, 09/20/31	JPY	88,950	993,694
1.80%, 12/20/31	JPY	80,100	896,232
1.80%, 03/20/32	JPY	68,850	773,336
1.80%, 12/20/32	JPY	55,950	633,427
1.90%, 03/22/21	JPY	31,950	301,610
1.90%, 06/20/22	JPY	31,000	300,064
1.90%, 09/20/22	JPY	25,900	252,051
1.90%, 09/20/23	JPY	13,000	129,068
1.90%, 12/20/23	JPY	35,000	349,060
1.90%, 03/20/24	JPY	24,050	241,090
1.90%, 03/20/25	JPY	31,500	321,606
1.90%, 06/20/25	JPY	40,200	412,437
1.90%, 12/20/28	JPY	63,050	685,851
1.90%, 03/20/29	JPY	60,350	658,747
1.90%, 09/20/30	JPY	66,200	737,530
1.90%, 03/20/31	JPY	50,950	571,166
1.90%, 06/20/31	JPY	89,400	1,004,141
2.00%, 06/21/21	JPY	25,650	243,680
2.00%, 03/21/22	JPY	36,100	348,380
2.00%, 06/20/22	JPY	28,750	278,919

Security		Par (000)	Value

Japan (continued)
2.00%, 12/20/24	JPY	53,100	$542,023
2.00%, 03/20/25	JPY	50	513
2.00%, 09/20/25	JPY	42,650	441,945
2.00%, 12/20/25	JPY	56,050	583,368
2.00%, 03/20/27	JPY	38,350	408,923
2.00%, 06/20/30	JPY	51,700	578,486
2.00%, 12/20/30	JPY	55,450	624,615
2.00%, 03/20/31	JPY	57,550	651,074
2.10%, 12/20/21	JPY	32,850	315,928
2.10%, 03/20/24	JPY	57,300	578,800
2.10%, 09/20/24	JPY	70,600	720,226
2.10%, 03/20/25	JPY	29,900	308,120
2.10%, 09/20/25	JPY	18,850	196,314
2.10%, 12/20/25	JPY	30,000	313,884
2.10%, 03/20/26	JPY	44,600	468,982
2.10%, 12/20/26	JPY	83,350	890,207
2.10%, 03/20/27	JPY	58,400	626,599
2.10%, 06/20/27	JPY	27,500	296,369
2.10%, 09/20/27	JPY	46,300	501,164
2.10%, 12/20/27	JPY	104,850	1,139,763
2.10%, 06/20/28	JPY	35,450	388,467
2.10%, 09/20/28	JPY	66,750	734,339
2.10%, 12/20/28	JPY	35,000	386,510
2.10%, 03/20/29	JPY	70,500	781,500
2.10%, 06/20/29	JPY	75,700	842,468
2.10%, 09/20/29	JPY	76,500	853,877
2.10%, 12/20/29	JPY	77,950	873,333
2.10%, 03/20/30	JPY	100,200	1,127,841
2.10%, 12/20/30	JPY	100,550	1,142,764
2.20%, 12/20/21	JPY	28,800	277,478
2.20%, 03/20/24	JPY	18,950	192,145
2.20%, 06/20/24	JPY	30,750	313,342
2.20%, 03/20/26	JPY	36,700	388,007
2.20%, 06/20/26	JPY	17,050	181,315
2.20%, 09/20/26	JPY	66,000	705,524
2.20%, 09/20/27	JPY	49,750	542,047
2.20%, 03/20/28	JPY	81,400	894,608
2.20%, 09/20/28	JPY	37,600	416,672
2.20%, 06/20/29	JPY	39,450	442,480
2.20%, 12/20/29	JPY	44,800	506,033
2.20%, 03/20/30	JPY	55,700	632,185
2.20%, 03/20/31	JPY	60,600	698,059
2.30%, 03/20/26	JPY	36,000	382,659
2.30%, 06/20/26	JPY	49,300	527,205
2.30%, 09/20/26	JPY	26,900	289,217
2.30%, 06/20/27	JPY	37,150	405,481
2.30%, 06/20/28	JPY	37,950	421,786
2.40%, 06/20/24	JPY	55,800	573,141
2.40%, 03/20/28	JPY	36,500	406,671
2.40%, 06/20/28	JPY	53,000	593,193
Series 49, 2.10%, 03/22/21	JPY	23,000	217,601
Japan Government Two Year Bond 0.10%, 01/01/21	JPY	83,000	767,581
0.10%, 02/01/21	JPY	59,000	545,700
0.10%, 03/01/21	JPY	50,000	462,546
0.10%, 04/01/21	JPY	53,400	494,102
0.10%, 05/01/21	JPY	85,000	786,657
0.10%, 06/01/21	JPY	62,000	573,923
0.10%, 07/01/21	JPY	110,000	1,018,463
0.10%, 08/01/21	JPY	88,000	814,949

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.10%, 09/01/21	JPY	98,200	$909,608
0.10%, 10/01/21	JPY	96,400	893,122
0.10%, 11/01/21	JPY	100,000	926,678
0.10%, 12/01/21	JPY	300,000	2,780,615
0.10%, 01/01/22	JPY	600,000	5,562,449

			227,838,696

Netherlands — 4.6%
Netherlands Government Bond 0.00%, 01/15/22(b)(c)	EUR	1,649	1,849,900
0.00%, 01/15/24(b)(c)	EUR	3,321	3,771,605
0.25%, 07/15/25(b)	EUR	1,682	1,947,101
0.25%, 07/15/29(b)	EUR	4,200	4,916,486
0.50%, 07/15/26(b)	EUR	1,680	1,984,653
0.50%, 01/15/40(b)	EUR	1,000	1,214,477
0.75%, 07/15/27(b)	EUR	1,971	2,381,938
0.75%, 07/15/28(b)	EUR	1,500	1,826,702
1.75%, 07/15/23(b)	EUR	1,946	2,337,277
2.00%, 07/15/24(b)	EUR	1,694	2,097,014
2.25%, 07/15/22(b)	EUR	1,828	2,171,242
2.50%, 01/15/33(b)	EUR	1,601	2,401,914
2.75%, 01/15/47(b)	EUR	1,677	3,192,077
3.25%, 07/15/21(b)	EUR	2,067	2,420,530
3.75%, 01/15/23	EUR	477	597,355
3.75%, 01/15/42(b)	EUR	1,851	3,744,594
4.00%, 01/15/37(b)	EUR	1,875	3,523,962
5.50%, 01/15/28	EUR	1,545	2,532,127
7.50%, 01/15/23(b)	EUR	829	1,142,677

			46,053,631

Norway — 1.4%
Norway Government Bond 1.50%, 02/19/26(b)	NOK	22,466	2,470,461
1.75%, 03/13/25(b)	NOK	11,730	1,303,842
1.75%, 02/17/27(b)	NOK	10,300	1,152,378
1.75%, 09/06/29(b)	NOK	13,700	1,542,584
2.00%, 05/24/23(b)	NOK	19,654	2,182,499
2.00%, 04/26/28(b)	NOK	11,603	1,326,733
3.00%, 03/14/24(b)	NOK	13,110	1,520,952
3.75%, 05/25/21(b)	NOK	16,956	1,896,876

			13,396,325

Portugal — 4.6%
Portugal Obrigacoes do Tesouro OT 1.95%, 06/15/29(b)	EUR	4,213	5,440,813
2.13%, 10/17/28(b)	EUR	3,027	3,936,867
2.20%, 10/17/22(b)	EUR	4,195	4,982,226
2.25%, 04/18/34(b)	EUR	1,647	2,250,114
2.88%, 10/15/25(b)	EUR	3,173	4,120,775
2.88%, 07/21/26(b)	EUR	2,323	3,061,159
3.85%, 04/15/21(b)	EUR	1,073	1,251,794
3.88%, 02/15/30(b)	EUR	1,917	2,892,610
4.10%, 04/15/37(b)	EUR	2,460	4,203,087
4.10%, 02/15/45(b)	EUR	1,075	1,982,587
4.13%, 04/14/27(b)	EUR	2,204	3,165,445
4.95%, 10/25/23(b)	EUR	3,162	4,192,844
5.65%, 02/15/24(b)	EUR	2,965	4,074,222

			45,554,543

South Korea — 0.9%
Korea Treasury Bond 1.25%, 12/10/22	KRW	1,500,000	1,257,124
1.38%, 12/10/29	KRW	4,000,000	3,311,779

Security		Par (000)	Value

South Korea (continued)
1.88%, 06/10/29	KRW	1,500,000	$1,295,952
2.00%, 03/10/49	KRW	2,000,000	1,842,432
3.00%, 12/10/42	KRW	1,000,000	1,065,958

			8,773,245

Spain — 4.5%
Spain Government Bond 0.05%, 01/31/21	EUR	850	946,805
0.05%, 10/31/21	EUR	841	939,616
0.25%, 07/30/24(b)	EUR	1,050	1,188,477
0.35%, 07/30/23	EUR	871	987,361
0.40%, 04/30/22	EUR	1,000	1,128,650
0.45%, 10/31/22	EUR	800	907,283
0.60%, 10/31/29(b)	EUR	2,580	2,959,599
0.75%, 07/30/21	EUR	647	730,000
1.30%, 10/31/26(b)	EUR	1,005	1,213,578
1.40%, 04/30/28(b)	EUR	933	1,142,836
1.40%, 07/30/28(b)	EUR	941	1,153,924
1.45%, 10/31/27(b)	EUR	992	1,215,717
1.45%, 04/30/29(b)	EUR	948	1,170,228
1.50%, 04/30/27(b)	EUR	814	998,045
1.60%, 04/30/25(b)	EUR	874	1,058,629
1.85%, 07/30/35(b)	EUR	504	656,220
1.95%, 04/30/26(b)	EUR	765	954,009
1.95%, 07/30/30(b)	EUR	965	1,251,748
2.15%, 10/31/25(b)	EUR	835	1,045,407
2.35%, 07/30/33(b)	EUR	832	1,141,670
2.70%, 10/31/48(b)	EUR	572	874,929
2.75%, 10/31/24(b)	EUR	879	1,111,766
2.90%, 10/31/46(b)	EUR	768	1,206,491
3.45%, 07/30/66(b)	EUR	507	943,322
3.80%, 04/30/24(b)	EUR	903	1,172,957
4.20%, 01/31/37(b)	EUR	655	1,136,625
4.40%, 10/31/23(b)	EUR	877	1,142,870
4.65%, 07/30/25(b)	EUR	838	1,172,578
4.70%, 07/30/41(b)	EUR	633	1,225,406
4.80%, 01/31/24(b)	EUR	747	995,612
4.90%, 07/30/40(b)	EUR	735	1,438,002
5.15%, 10/31/28(b)	EUR	780	1,238,564
5.15%, 10/31/44(b)	EUR	545	1,153,167
5.40%, 01/31/23(b)	EUR	759	986,641
5.50%, 04/30/21(b)	EUR	966	1,149,549
5.75%, 07/30/32	EUR	895	1,638,570
5.85%, 01/31/22(b)	EUR	756	942,805
5.90%, 07/30/26(b)	EUR	810	1,243,514
6.00%, 01/31/29	EUR	951	1,601,524

			45,164,694

Sweden — 1.6%
Sweden Government Bond 0.75%, 05/12/28	SEK	13,535	1,509,209
0.75%, 11/12/29(b)	SEK	23,650	2,643,994
1.00%, 11/12/26(a)	SEK	18,590	2,088,987
1.50%, 11/13/23(b)	SEK	24,050	2,667,628
2.50%, 05/12/25	SEK	19,730	2,349,877
3.50%, 06/01/22	SEK	27,625	3,123,352
3.50%, 03/30/39	SEK	11,995	1,968,950

			16,351,997

Switzerland — 0.6%
Swiss Confederation Government Bond 2.00%, 04/28/21(a)	CHF	1,936	2,073,786

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland (continued)
4.00%, 02/11/23(a)	CHF	1,280	$1,522,821
4.00%, 04/08/28(a)	CHF	1,478	2,154,375

			5,750,982

United Kingdom — 4.8%
United Kingdom Gilt 0.63%, 06/07/25(a)	GBP	2,425	3,231,160
0.88%, 10/22/29(a)	GBP	2,200	2,996,322
1.00%, 04/22/24(a)	GBP	3,125	4,220,301
1.25%, 07/22/27(a)	GBP	521	728,951
1.50%, 07/22/26(a)	GBP	484	683,301
1.50%, 07/22/47(a)	GBP	905	1,325,749
1.63%, 10/22/28(a)	GBP	1,211	1,755,496
1.63%, 10/22/54(a)	GBP	800	1,252,607
1.63%, 10/22/71(a)	GBP	350	596,090
1.75%, 09/07/37(a)	GBP	1,008	1,507,064
1.75%, 01/22/49(a)	GBP	465	722,684
1.75%, 07/22/57(a)	GBP	666	1,098,280
2.00%, 09/07/25(a)	GBP	238	342,062
2.25%, 09/07/23(a)	GBP	538	755,431
2.50%, 07/22/65(a)	GBP	741	1,541,183
2.75%, 09/07/24(a)	GBP	460	670,769
3.25%, 01/22/44(a)	GBP	873	1,693,804
3.50%, 01/22/45(a)	GBP	868	1,765,841
3.50%, 07/22/68(a)	GBP	601	1,579,565
3.75%, 07/22/52(a)	GBP	579	1,347,133
4.00%, 01/22/60(a)	GBP	557	1,480,246
4.25%, 12/07/27(a)	GBP	424	724,297
4.25%, 06/07/32(a)	GBP	590	1,108,470
4.25%, 03/07/36(a)	GBP	775	1,545,382
4.25%, 09/07/39(a)	GBP	525	1,101,337
4.25%, 12/07/40(a)	GBP	602	1,283,181
4.25%, 12/07/46(a)	GBP	713	1,649,390
4.25%, 12/07/49(a)	GBP	501	1,207,311

Security		Par/ Shares (000)	Value

United Kingdom (continued)
4.25%, 12/07/55(a)	GBP	614	$1,612,119
4.50%, 09/07/34(a)	GBP	581	1,160,513
4.50%, 12/07/42(a)	GBP	678	1,532,938
4.75%, 12/07/30(a)	GBP	496	942,884
4.75%, 12/07/38(a)	GBP	529	1,160,258
5.00%, 03/07/25(a)	GBP	583	945,744
6.00%, 12/07/28(a)	GBP	405	790,396

			48,058,259

Total Foreign Government Obligations — 94.7% (Cost: $930,512,845)			943,484,100

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)		29,535	29,535,000

Total Short-Term Investments — 3.0% (Cost: $29,535,000)			29,535,000

Total Investments in Securities — 97.7% (Cost: $960,047,845)			973,019,100

Other Assets, Less Liabilities — 2.3%			23,307,072

Net Assets — 100.0%			$996,326,172

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,577	(8,042)	29,535	$29,535,000	$138,615	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts 10-Year Korea Treasury Note	301	03/17/20	$33,243	$316,921
3-Year Korea Treasury Note	76	03/17/20	7,063	25,188

				$342,109

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Treasury Bond ETF

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	68,258,358	KRW	80,715,039,908	GS	02/04/20	$535,876

KRW	80,715,039,908	USD	68,771,655	GS	02/04/20	(1,049,173)
KRW	38,173,407,869	USD	32,419,030	GS	03/03/20	(532,512)

						(1,581,685)

	Net unrealized depreciation					$(1,045,809)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$943,484,100	$—	$943,484,100
Money Market Funds	29,535,000	—	—	29,535,000

	$29,535,000	$943,484,100	$—	$973,019,100

Derivative financial instruments(a)
Assets
Futures Contracts	$342,109	$—	$—	$342,109
Forward Foreign Currency Exchange Contracts	—	535,876	—	535,876
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,581,685)	—	(1,581,685)

	$342,109	$(1,045,809)	$—	$(703,700)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

GS	Goldman Sachs & Co.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar